ASIAN SMALL COMPANIES PORTFOLIO AS OF AUGUST 31, 2002

PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 98.6%

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------

AUSTRALIA -- 0.5%


----------------------------------------------------------------------
Food and Beverages -- 0.5%
----------------------------------------------------------------------
Burns Philp and Co., Ltd.(1)              850,000          $   289,692
----------------------------------------------------------------------
                                                           $   289,692
----------------------------------------------------------------------
Industrial Goods -- 0.0%
----------------------------------------------------------------------
Kinetic Power Ltd.(1)(2)                  350,000          $         0
----------------------------------------------------------------------
                                                           $         0
----------------------------------------------------------------------
Total Australia
   (identified cost $625,172)                              $   289,692
----------------------------------------------------------------------

HONG KONG -- 13.1%

                                          SHARES           VALUE
----------------------------------------------------------------------
Agricultural Operations -- 1.8%
----------------------------------------------------------------------
Chaoda Modern Agriculture (Holdings)
Ltd.                                      3,100,000        $   993,596
----------------------------------------------------------------------
                                                           $   993,596
----------------------------------------------------------------------
Consumer Products - Miscellaneous -- 0.7%
----------------------------------------------------------------------
Lerado Group (Holding) Co., Ltd           2,856,000        $   410,095
----------------------------------------------------------------------
                                                           $   410,095
----------------------------------------------------------------------
Insurance -- 2.2%
----------------------------------------------------------------------
China Insurance International Holdings
Co., Ltd.                                 2,966,000        $ 1,226,335
----------------------------------------------------------------------
                                                           $ 1,226,335
----------------------------------------------------------------------
Metals - Industrial -- 1.4%
----------------------------------------------------------------------
Asia Aluminum Holdings Ltd.               8,482,000        $   772,084
----------------------------------------------------------------------
                                                           $   772,084
----------------------------------------------------------------------
Miscellaneous -- 0.0%
----------------------------------------------------------------------
CIM Co., Ltd.(2)                          300,000          $         0
----------------------------------------------------------------------
                                                           $         0
----------------------------------------------------------------------
                                          SHARES           VALUE
----------------------------------------------------------------------
Printing -- 0.3%
----------------------------------------------------------------------
Global China Technology Group Ltd.(1)     4,400,000        $   177,693
----------------------------------------------------------------------
                                                           $   177,693
----------------------------------------------------------------------
Retail - Apparel -- 2.6%
----------------------------------------------------------------------
Giordano International Ltd.               3,293,102        $ 1,456,574
----------------------------------------------------------------------
                                                           $ 1,456,574
----------------------------------------------------------------------
Retail - Restaurants -- 4.1%
----------------------------------------------------------------------
Cafe de Coral Holdings Ltd.               3,033,000        $ 2,313,649
----------------------------------------------------------------------
                                                           $ 2,313,649
----------------------------------------------------------------------
Total Hong Kong
   (identified cost $5,393,304)                            $ 7,350,026
----------------------------------------------------------------------

INDIA -- 27.1%

                                          SHARES           VALUE
----------------------------------------------------------------------
Auto and Parts -- 1.9%
----------------------------------------------------------------------
Bharat Forge Ltd.                         210,000          $   744,987
TVS Suzuki Ltd.                           36,495               314,428
----------------------------------------------------------------------
                                                           $ 1,059,415
----------------------------------------------------------------------
Banking and Finance -- 1.8%
----------------------------------------------------------------------
Kotak Mahindra Finance Ltd.               300,000          $   990,613
----------------------------------------------------------------------
                                                           $   990,613
----------------------------------------------------------------------
Broadcasting -- 4.1%
----------------------------------------------------------------------
Balaji Telefilms Ltd.                     210,000          $ 2,317,279
----------------------------------------------------------------------
                                                           $ 2,317,279
----------------------------------------------------------------------
Coatings/Paints -- 2.5%
----------------------------------------------------------------------
Asian Paints (India) Ltd.                 200,000          $ 1,404,167
----------------------------------------------------------------------
                                                           $ 1,404,167
----------------------------------------------------------------------
Drugs -- 4.4%
----------------------------------------------------------------------
Dr. Reddy's Laboratories Ltd.             83,140           $ 1,537,327
J.B. Chemicals and Pharmaceuticals Ltd.   100,000              381,267
Wockhardt Ltd.                            62,025               575,462
----------------------------------------------------------------------
                                                           $ 2,494,056
----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

                                          SHARES           VALUE
----------------------------------------------------------------------
Electric - Generation -- 0.8%
----------------------------------------------------------------------
Alstom Power India Ltd.(1)                400,000          $   441,510
----------------------------------------------------------------------
                                                           $   441,510
----------------------------------------------------------------------
Engineering -- 3.0%
----------------------------------------------------------------------
Alfa-Laval (India) Ltd.                   16,465           $    74,733
Asea Brown Boveri Ltd.                    280,369            1,633,799
----------------------------------------------------------------------
                                                           $ 1,708,532
----------------------------------------------------------------------
Food and Beverages -- 3.1%
----------------------------------------------------------------------
Kingfisher Properties and Holdings
Ltd.(1)(2)(3)                             402,540          $ 1,030,642
UB Beer Ltd.(1)(2)(3)                     268,360              687,095
----------------------------------------------------------------------
                                                           $ 1,717,737
----------------------------------------------------------------------
Pharmaceutical -- 2.6%
----------------------------------------------------------------------
Sun Pharmaceutical Industries Ltd.        121,675          $ 1,486,232
----------------------------------------------------------------------
                                                           $ 1,486,232
----------------------------------------------------------------------
Software -- 2.9%
----------------------------------------------------------------------
E-Serve International Ltd.                34,363           $   384,466
Infotech Enterprises Ltd.                 109,000              421,990
Mastek Ltd.                               94,000               798,816
----------------------------------------------------------------------
                                                           $ 1,605,272
----------------------------------------------------------------------
Total India
   (identified cost $16,409,989)                           $15,224,813
----------------------------------------------------------------------

INDONESIA -- 5.5%

                                          SHARES           VALUE
----------------------------------------------------------------------
Packaging -- 1.3%
----------------------------------------------------------------------
PT Dynaplast Tbk                          6,905,000        $   760,291
----------------------------------------------------------------------
                                                           $   760,291
----------------------------------------------------------------------
Soap & Cleaning Preparations -- 4.2%
----------------------------------------------------------------------
PT Unilever Indonesia Tbk                 1,090,000        $ 2,375,720
----------------------------------------------------------------------
                                                           $ 2,375,720
----------------------------------------------------------------------
Total Indonesia
   (identified cost $2,680,937)                            $ 3,136,011
----------------------------------------------------------------------

MALAYSIA -- 7.4%

                                          SHARES           VALUE
----------------------------------------------------------------------
Agricultural Services -- 1.8%
----------------------------------------------------------------------
IOI Corp. Berhad                          642,000          $   988,342
----------------------------------------------------------------------
                                                           $   988,342
----------------------------------------------------------------------
Banking and Finance -- 1.3%
----------------------------------------------------------------------
Cahya Mata Sarawak Berhad                 325,000          $   202,697
Public Bank Berhad                        706,250              524,112
----------------------------------------------------------------------
                                                           $   726,809
----------------------------------------------------------------------
Diversified Operations -- 0.4%
----------------------------------------------------------------------
Multi-Purpose Holdings Bhd(1)             629,000          $   215,184
----------------------------------------------------------------------
                                                           $   215,184
----------------------------------------------------------------------
Engineering -- 2.0%
----------------------------------------------------------------------
Gamuda Berhad                             720,000          $ 1,117,895
----------------------------------------------------------------------
                                                           $ 1,117,895
----------------------------------------------------------------------
Household Furnishing & Appliances -- 0.4%
----------------------------------------------------------------------
Latitude Tree Holdings Berhad             300,000          $   220,263
----------------------------------------------------------------------
                                                           $   220,263
----------------------------------------------------------------------
Real Estate Operating/Development -- 0.5%
----------------------------------------------------------------------
SP Setia Berhad                           312,000          $   293,937
----------------------------------------------------------------------
                                                           $   293,937
----------------------------------------------------------------------
Retail - Household Furnishing & Appliances -- 1.0%
----------------------------------------------------------------------
Courts Mammoth Berhad                     565,000          $   553,105
----------------------------------------------------------------------
                                                           $   553,105
----------------------------------------------------------------------
Total Malaysia
   (identified cost $4,122,278)                            $ 4,115,535
----------------------------------------------------------------------

REPUBLIC OF KOREA -- 20.6%

                                          SHARES           VALUE
Auto and Parts -- 2.6%
----------------------------------------------------------------------
Halla Climate Control Corp.               37,800           $ 1,452,753
----------------------------------------------------------------------
                                                           $ 1,452,753
----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

                                          SHARES           VALUE
----------------------------------------------------------------------
Beverages -- 3.4%
----------------------------------------------------------------------
Lotte Chilsung Beverage Co., Ltd.         3,440            $ 1,940,012
----------------------------------------------------------------------
                                                           $ 1,940,012
----------------------------------------------------------------------
Food and Beverages -- 7.4%
----------------------------------------------------------------------
Hite Brewery Co., Ltd.                    18,730           $ 1,056,291
Lotte Confectionery Co., Ltd.             3,100              1,579,915
Lotte Samkang Co.                         15,610             1,538,959
----------------------------------------------------------------------
                                                           $ 4,175,165
----------------------------------------------------------------------
Internet Content - Entertainment -- 3.5%
----------------------------------------------------------------------
NCsoft Corp.(1)                           17,900           $ 1,981,577
----------------------------------------------------------------------
                                                           $ 1,981,577
----------------------------------------------------------------------
Office Equipment and Supplies -- 2.4%
----------------------------------------------------------------------
Sindo Ricoh Co.                           29,000           $ 1,373,799
----------------------------------------------------------------------
                                                           $ 1,373,799
----------------------------------------------------------------------
Telecommunication Equipment -- 1.3%
----------------------------------------------------------------------
Humax Co., Ltd.                           37,500           $   751,942
----------------------------------------------------------------------
                                                           $   751,942
----------------------------------------------------------------------
Total Republic of Korea
   (identified cost $8,679,014)                            $11,675,248
----------------------------------------------------------------------

SINGAPORE -- 10.9%

                                          SHARES           VALUE
----------------------------------------------------------------------
Electric Products -- 1.8%
----------------------------------------------------------------------
Lindeteves-Jacoberg Ltd.                  2,054,000        $ 1,032,957
----------------------------------------------------------------------
                                                           $ 1,032,957
----------------------------------------------------------------------
Food - Retail -- 5.1%
----------------------------------------------------------------------
Dairy Farm International Holdings Ltd.    3,369,600        $ 2,864,160
----------------------------------------------------------------------
                                                           $ 2,864,160
----------------------------------------------------------------------
Insurance -- 3.4%
----------------------------------------------------------------------
Great Eastern Holdings Ltd.               364,000          $ 1,934,566
----------------------------------------------------------------------
                                                           $ 1,934,566
----------------------------------------------------------------------
                                          SHARES           VALUE
----------------------------------------------------------------------
Miscellaneous -- 0.6%
----------------------------------------------------------------------
Noble Group Ltd.                          457,200          $   318,761
----------------------------------------------------------------------
                                                           $   318,761
----------------------------------------------------------------------
Total Singapore
   (identified cost $4,477,940)                            $ 6,150,444
----------------------------------------------------------------------

SRI LANKA -- 1.1%

                                          SHARES           VALUE
----------------------------------------------------------------------
Diversified Operations -- 1.1%
----------------------------------------------------------------------
Aitken Spence and Co., Ltd.               520,000          $   620,270
----------------------------------------------------------------------
                                                           $   620,270
----------------------------------------------------------------------
Total Sri Lanka
   (identified cost $970,558)                              $   620,270
----------------------------------------------------------------------

TAIWAN -- 1.5%

                                          SHARES           VALUE
----------------------------------------------------------------------
Entertainment Software -- 1.5%
----------------------------------------------------------------------
Softstar Entertainment, Inc.(1)           777,000          $   843,132
----------------------------------------------------------------------
                                                           $   843,132
----------------------------------------------------------------------
Total Taiwan
   (identified cost $1,004,845)                            $   843,132
----------------------------------------------------------------------

THAILAND -- 10.9%

                                          SHARES           VALUE
----------------------------------------------------------------------
Banking and Finance -- 1.3%
----------------------------------------------------------------------
National Finance PCL(1)                   1,900,000        $   710,701
----------------------------------------------------------------------
                                                           $   710,701
----------------------------------------------------------------------
Food and Beverages -- 0.5%
----------------------------------------------------------------------
Serm Suk PCL(1)                           50,000           $   260,417
----------------------------------------------------------------------
                                                           $   260,417
----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

                                          SHARES           VALUE
----------------------------------------------------------------------
Publishing & Printing -- 1.0%
----------------------------------------------------------------------
Nation Multimedia Group PCL(1)            1,655,000        $   556,368
----------------------------------------------------------------------
                                                           $   556,368
----------------------------------------------------------------------
Real Estate Operating/Development -- 8.1%
----------------------------------------------------------------------
Central Pattana Public Co., Ltd           910,000          $ 2,068,182
Golden Land Property Development Public
Co., Ltd.(1)                              7,001,000          1,872,900
Noble Development PCL(1)                  3,000,000            600,142
----------------------------------------------------------------------
                                                           $ 4,541,224
----------------------------------------------------------------------
Total Thailand
   (identified cost $4,177,018)                            $ 6,068,710
----------------------------------------------------------------------
Total Common Stocks
   (identified cost $48,541,055)                           $55,473,881
----------------------------------------------------------------------

WARRANTS -- 0.0%
THAILAND -- 0.0%

                                          SHARES           VALUE
----------------------------------------------------------------------
Publishing & Printing -- 0.0%
----------------------------------------------------------------------
Nation Multimedia Group PCL, Warrants(1)  413,750          $         0
----------------------------------------------------------------------
                                                           $         0
----------------------------------------------------------------------
Total Thailand
   (identified cost $0)                                    $         0
----------------------------------------------------------------------
Total Warrants
   (identified cost $0)                                    $         0
----------------------------------------------------------------------
Total Investments -- 98.6%
   (identified cost $48,541,055)                           $55,473,881
----------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.4%                     $   772,940
----------------------------------------------------------------------
Net Assets -- 100.0%                                       $56,246,821
----------------------------------------------------------------------

 (1)  Non-income producing security.
 (2) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
 (3)  Formerly United Breweries Limited.

                       SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2002
Assets
-----------------------------------------------------
Investments, at value
   (identified cost, $48,541,055)         $55,473,881
Cash                                          979,813
Foreign currency, at value
   (identified cost, $22,174)                  21,411
Interest and dividends receivable             107,123
Prepaid expenses                                  139
-----------------------------------------------------
TOTAL ASSETS                              $56,582,367
-----------------------------------------------------

Liabilities
-----------------------------------------------------
Accrued expenses                          $   335,546
-----------------------------------------------------
TOTAL LIABILITIES                         $   335,546
-----------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $56,246,821
-----------------------------------------------------

Sources of Net Assets
-----------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $49,314,541
Net unrealized appreciation (computed on
   the basis of identified cost)            6,932,280
-----------------------------------------------------
TOTAL                                     $56,246,821
-----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
AUGUST 31, 2002
Investment Income
----------------------------------------------------
Dividends (net of foreign taxes,
   $91,476)                               $  630,668
Interest                                       5,284
----------------------------------------------------
TOTAL INVESTMENT INCOME                   $  635,952
----------------------------------------------------

Expenses
----------------------------------------------------
Investment adviser fee                    $  385,836
Administration fee                           129,561
Trustees' fees and expenses                    4,642
Custodian fee                                198,941
Legal and accounting services                 42,790
Miscellaneous                                  9,430
----------------------------------------------------
TOTAL EXPENSES                            $  771,200
----------------------------------------------------
Deduct --
   Reduction of custodian fee             $   13,646
----------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $   13,646
----------------------------------------------------

NET EXPENSES                              $  757,554
----------------------------------------------------

NET INVESTMENT LOSS                       $ (121,602)
----------------------------------------------------

Realized and Unrealized
Gain (Loss)
----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $3,270,627
   Foreign currency transactions            (149,559)
----------------------------------------------------
NET REALIZED GAIN                         $3,121,068
----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $5,556,374
   Foreign currency                             (507)
----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $5,555,867
----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $8,676,935
----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $8,555,333
----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       YEAR ENDED       YEAR ENDED
IN NET ASSETS                             AUGUST 31, 2002  AUGUST 31, 2001
--------------------------------------------------------------------------
From operations --
   Net investment income (loss)           $      (121,602) $       272,996
   Net realized gain                            3,121,068        1,507,249
   Net change in unrealized appreciation
      (depreciation)                            5,555,867      (13,799,497)
--------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $     8,555,333  $   (12,019,252)
--------------------------------------------------------------------------
Capital transactions --
   Contributions                          $    10,733,574  $       639,267
   Withdrawals                                 (7,125,697)      (8,831,081)
--------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS              $     3,607,877  $    (8,191,814)
--------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $    12,163,210  $   (20,211,066)
--------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------
At beginning of year                      $    44,083,611  $    64,294,677
--------------------------------------------------------------------------
AT END OF YEAR                            $    56,246,821  $    44,083,611
--------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SUPPLEMENTARY DATA

                                                   YEAR ENDED AUGUST 31,
                                  --------------------------------------------------------
                                    2002        2001        2000        1999        1998
------------------------------------------------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                          1.50%       1.47%       1.34%       0.85%       0.50%
   Expenses after custodian
      fee reduction                  1.47%       1.19%       1.13%       0.85%       0.50%
   Net investment income
      (loss)                        (0.24)%      0.58%      (0.31)%      1.32%       1.34%
Portfolio Turnover                     83%        109%        112%        105%        101%
------------------------------------------------------------------------------------------
TOTAL RETURN(1)                     21.32%         --          --          --          --
------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $56,247     $44,084     $64,295     $28,485     $15,207
------------------------------------------------------------------------------------------

 (1) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Asian Small Companies Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on January 19, 1996. The Portfolio seeks to achieve capital growth. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices, on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost which approximates value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date.

 C Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 D Income Taxes -- The Portfolio has elected to be treated as a partnership for United States Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 E Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest or currency exchange rates. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. If the Portfolio enters into a closing transaction, the Portfolio will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and financial futures contract to buy.

 F Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Realized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

 G Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risk may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio may enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

 H Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 I Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Lloyd George Investment Management (Bermuda) Limited (the Adviser), an affiliate of Eaton Vance Management
   (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, the Adviser receives a monthly fee of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the year ended August 31, 2002 the adviser fee amounted to $385,836. In addition, an administrative fee is earned by EVM for managing and administering the business affairs of the Portfolio. Under the administration agreement, EVM earns a monthly fee in the amount of 1/48th of 1% (0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the year ended August 31, 2002 the administrative fee amounted to $129,561. Except as to Trustees of the Portfolio who are not members of the Adviser or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $45,496,148 and $40,595,556, respectively, for the year ended August 31, 2002.

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned atAugust 31, 2002, as computed on a federal income tax basis, are as follows:

    AGGREGATE COST                            $ 48,644,227
    ------------------------------------------------------
    Gross unrealized appreciation             $ 10,917,701
    Gross unrealized depreciation               (4,088,047)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  6,829,654
    ------------------------------------------------------

   The net unrealized depreciation on currency was $547.

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended August 31, 2002.

6 Risks Associated with Foreign Investments
-------------------------------------------
   Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

7 Financial Instruments
-------------------------------------------
   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At August 31, 2002 there were no outstanding obligations under these financial instruments.

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS
OF ASIAN SMALL COMPANIES PORTFOLIO:
---------------------------------------------

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Asian Small Companies Portfolio (the "Portfolio") as of August 31, 2002, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the supplementary data for each of the five years in the period then ended. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of Asian Small Companies Portfolio at August 31, 2002, the results of its operations, the changes in its net assets and its supplementary data for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
October 11, 2002

EATON VANCE ASIAN SMALL COMPANIES FUND AS OF AUGUST 31, 2002

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Growth Trust (the Trust) and the Asian Small Companies Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts, 02109.

INTERESTED TRUSTEE(S)

                           POSITION(S)                 TERM OF
                            WITH THE                 OFFICE AND
         NAME               TRUST AND                 LENGTH OF                       PRINCIPAL OCCUPATION(S)
   AND DATE OF BIRTH        PORTFOLIO                  SERVICE                         DURING PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------
Jessica M. Bibliowicz    Trustee of the   Since 1998                          President and Chief Executive Officer of
DOB: 11/28/59            Trust                                                National Financial Partners (financial
                                                                              services company) (since April 1999).
                                                                              President and Chief Operating Officer of
                                                                              John A. Levin & Co. (registered
                                                                              investment adviser) (July 1997 to April
                                                                              1999) and a Director of Baker,
                                                                              Fentress & Company, which owns John A.
                                                                              Levin & Co. (July 1997 to April 1999).
                                                                              Ms. Bibliowicz is an interested person
                                                                              because of her affiliation with a
                                                                              brokerage firm.
James B. Hawkes          Trustee of the   Trustee of the Trust since 1989;    Chairman, President and Chief Executive
DOB: 11/9/41             Trust; Vice      Vice President and Trustee of the   Officer of BMR, EVM and their corporate
                         President and    Portfolio since 1996                parent and trustee, Eaton Vance Corp.
                         Trustee of the                                       (EVC) and Eaton Vance, Inc. (EV)
                         Portfolio                                            respectively; Director of EV; Vice
                                                                              President and Director of EVD. Trustee
                                                                              and/or officer of 178 investment
                                                                              companies in the Eaton Vance Fund
                                                                              Complex. Mr. Hawkes is an interested
                                                                              person because of his positions with
                                                                              BMR, EVM and EVC, which are affiliates
                                                                              of the Trust and the Portfolio.
Hon. Robert Lloyd        President and    Since 1996                          Chairman and Chief Executive Officer of
George(2)                Trustee of the                                       Lloyd George Management (B.V. I.)
DOB: 8/13/52             Portfolio                                            Limited, Lloyd George Management (Hong
                                                                              Kong) Limited and Lloyd George
                                                                              Investment Management (Bermuda) Limited.
----------------------------------------------------------------------------------------------------------------------


                          NUMBER OF PORTFOLIOS
         NAME                IN FUND COMPLEX                 OTHER DIRECTORSHIPS
   AND DATE OF BIRTH     OVERSEEN BY TRUSTEE(1)                      HELD
-----------------------
Jessica M. Bibliowicz                   173        None
DOB: 11/28/59

James B. Hawkes                         178        Director of EVC
DOB: 11/9/41

Hon. Robert Lloyd                         5        None
George(2)
DOB: 8/13/52

-----------------------

NONINTERESTED TRUSTEE(S)

                           POSITION(S)                 TERM OF
                            WITH THE                 OFFICE AND
         NAME               TRUST AND                 LENGTH OF                       PRINCIPAL OCCUPATION(S)
   AND DATE OF BIRTH        PORTFOLIO                  SERVICE                         DURING PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------
Hon. Edward K.Y.         Trustee of the   Since 1996                          President of Lingnan University of Hong
Chen(2)                  Portfolio                                            Kong. Director of First Pacific Company
DOB: 1/14/45                                                                  and Asia Satellite Telecommunications
                                                                              Holdings Ltd. Board Member of the Mass
                                                                              Transit Railway Corporation. Member of
                                                                              the Executive Council of the Hong Kong
                                                                              Government from 1992-1997.
Donald R. Dwight         Trustee          Trustee of the Trust since 1989;    President of Dwight Partners, Inc.
DOB: 3/26/31                              of the Portfolio since 1996         (corporate relations and communications
                                                                              company).
Samuel L. Hayes, III     Trustee          Trustee of the Trust since 1989;    Jacob H. Schiff Professor of Investment
DOB: 2/23/35                              of the Portfolio since 1996         Banking Emeritus, Harvard University
                                                                              Graduate School of Business
                                                                              Administration.


                          NUMBER OF PORTFOLIOS
         NAME               IN FUND COMPLEX                 OTHER DIRECTORSHIPS
   AND DATE OF BIRTH      OVERSEEN BY TRUSTEE                       HELD
-----------------------
Hon. Edward K.Y.                          5       None
Chen(2)
DOB: 1/14/45
Donald R. Dwight                        178       Trustee/Director of the Royce Funds
DOB: 3/26/31                                      (mutual funds) consisting of 17
                                                  portfolios
Samuel L. Hayes, III                    178       Director of Tiffany & Co. (specialty
DOB: 2/23/35                                      retailer) and Director of Telect, Inc.
                                                  (telecommunication services company)

                           POSITION(S)                 TERM OF
                            WITH THE                 OFFICE AND
         NAME               TRUST AND                 LENGTH OF                       PRINCIPAL OCCUPATION(S)
   AND DATE OF BIRTH        PORTFOLIO                  SERVICE                         DURING PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------
Norton H. Reamer         Trustee          Trustee of the Trust since 1989;    President, Unicorn Corporation (an
DOB: 9/21/35                              of the Portfolio since 1996         investment and financial advisory
                                                                              services company) (since September
                                                                              2000). Chairman, Hellman, Jordan
                                                                              Management Co., Inc. (an investment
                                                                              management company) (since November
                                                                              2000). Advisory Director, Berkshire
                                                                              Capital Corporation (investment banking
                                                                              firm) (since June 2002). Formerly,
                                                                              Chairman of the Board, United Asset
                                                                              Management Corporation (a holding
                                                                              company owning institutional investment
                                                                              management firms) and Chairman,
                                                                              President and Director, UAM Funds
                                                                              (mutual funds).
Lynn A. Stout            Trustee          Since 1998                          Professor of Law, University of
DOB: 9/14/56                                                                  California at Los Angeles School of Law
                                                                              (since July 2001). Formerly, Professor
                                                                              of Law, Georgetown University Law
                                                                              Center.
Jack L. Treynor          Trustee          Trustee of the Trust since 1989;    Investment Adviser and Consultant.
DOB: 2/21/30                              of the Portfolio since 1996
----------------------------------------------------------------------------------------------------------------------


                          NUMBER OF PORTFOLIOS
         NAME               IN FUND COMPLEX                 OTHER DIRECTORSHIPS
   AND DATE OF BIRTH      OVERSEEN BY TRUSTEE                       HELD
-----------------------
Norton H. Reamer                        178       None
DOB: 9/21/35

Lynn A. Stout                           173       None
DOB: 9/14/56

Jack L. Treynor                         170       None
DOB: 2/21/30
-----------------------

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                           POSITION(S)                 TERM OF
                            WITH THE                 OFFICE AND
         NAME               TRUST AND                 LENGTH OF                       PRINCIPAL OCCUPATION(S)
   AND DATE OF BIRTH        PORTFOLIO                  SERVICE                         DURING PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------
Thomas E. Faust Jr.      President of     Since 2002                          Executive Vice President and Chief
DOB: 5/31/58             the Trust                                            Investment Officer of EVM and BMR and
                                                                              Director of EVC. Officer of 50
                                                                              investment companies managed by EVM or
                                                                              BMR.
Gregory Coleman          Vice President   Since 2001                          Partner of Atlanta Capital Management
DOB: 10/28/49            of the Trust                                         Company, L.L.C. (Atlanta Capital).
                                                                              Officer of 10 investment companies
                                                                              managed by EVM or BMR.
William Walter Raleigh   Vice President   Since 1996                          Director, Finance Director and Chief
Kerr(2)                  and Assistant                                        Operating Officer of Lloyd George
DOB: 8/17/50             Treasurer of                                         Management (Hong Kong) Limited and Lloyd
                         the Portfolio                                        George Investment Management (Bermuda)
                                                                              Limited. Director of Lloyd George
                                                                              Management (B.V.I.) Limited. Officer of
                                                                              4 investment companies managed by EVM or
                                                                              BMR.
Zaheer Sitabkhan(2)      Vice President   Since 1999                          Director of Lloyd George Investment
DOB: 1/17/65             of the                                               Management (Bermuda) Limited. Officer of
                         Portfolio                                            2 investment companies managed by EVM or
                                                                              BMR.
James A. Womack          Vice President   Since 2001                          Vice President of Atlanta Capital.
DOB: 11/20/68            of the Trust                                         Officer of 10 investment companies
                                                                              managed by EVM or BMR.
Alan R. Dynner           Secretary        Since 1997                          Vice President, Secretary and Chief
DOB: 10/10/40                                                                 Legal Officer of BMR, EVM, EVD and EVC.
                                                                              Officer of 178 investment companies
                                                                              managed by EVM or BMR.

                           POSITION(S)                 TERM OF
                            WITH THE                 OFFICE AND
         NAME               TRUST AND                 LENGTH OF                       PRINCIPAL OCCUPATION(S)
   AND DATE OF BIRTH        PORTFOLIO                  SERVICE                         DURING PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------
William J. Austin Jr.    Treasurer of     Since 2002                          Assistant Vice President of EVM and BMR.
DOB: 12/27/51            the Portfolio                                        Officer of 54 investment companies
                                                                              managed by EVM or BMR.
James L. O'Connor        Treasurer of     Since 1989                          Vice President of BMR, EVM and EVD.
DOB: 4/1/45              the Trust                                            Officer of 100 investment companies
                                                                              managed by EVM or BMR.
----------------------------------------------------------------------------------------------------------------------

 (1)  Includes both master and feeder funds in a master-feeder structure.
 (2) The business address for Mr. Lloyd George, Mr. Sitabkhan and Mr. Kerr is 3808 One Exchange Square, Central, Hong Kong. The business address of Mr. Chen is President's Office, Lingnan College, Tuen Mun, Hong Kong

The SAI for the Fund includes additional information about the Trustees and Officers of the Fund and Portfolio and can be obtained without charge by calling 1-800-225-6265.